Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Net current liabilities	$ 43,982,492
Voting power, percentage	50.00%	50.00%
Aggregate value (in Yuan Renminbi) | ¥		¥ 10
Other aggregate value (in Yuan Renminbi) | ¥		¥ 1
Option agreements effect term	10 years	10 years
Renewed term period	10 years	10 years
Service fees, percentage	80.00%	80.00%
Impairment on goodwill	$ 1,994,986		$ 3,619,968
Impairment of intangible assets
Likelihood of being sustained	50.00%	50.00%
Advertising costs	$ 915,203		133,634	1,425,258
Tax effect
Number of customers	2		3	3
Percentage of revenue	31.50%	31.50%	40.40%	57.00%
Credit risk exposure of uninured cash in banks	$ 16,795,263		$ 71,793
Net Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
Trade Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%
WFOE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fees, percentage	20.00%	20.00%